Income Taxes (Recognition of Deferred Income Tax Asset) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Future taxable income to realize deferred income tax assets	$ 2,200
Unrecognized deferred income tax asset on unrealized foreign exchange loss recorded in AOCI	264	$ 259
Gross unrecognized tax benefits	64	92	$ 62	$ 74
Net unrecognized tax benefits at end of year	47	67	60
Unrecognized tax benefits that would impact effective tax rate	12
Approximate amount of unrecognized tax benefits that may be recognised over the next 12 months as a result of settlements and a lapse of the applicable statute of limitations	14
Tax recovery	2
Recognized accrued interest and penalties		16	$ 1
Accrued interest and penalties	25	27
Deferred tax expense		$ 25
Deferred tax recovery	$ 8